Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Entity Information [Abstract]
Entity Registrant Name	Navios Maritime Acquisition Corporation
Trading Symbol	NNA
Entity Central Index Key	0001437260
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	108,640,916

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 107,800	$ 42,846
Restricted cash	12,849	21,163
Accounts receivable, net	6,098	5,103
Prepaid expenses and other current assets	4,262	2,683
Total current assets	131,009	71,795
Vessels, net	1,149,532	940,738
Deposits for vessels acquisitions	162,951	276,142
Deferred finance costs, net	19,005	20,727
Goodwill	1,579	1,579
Intangible assets - other than goodwill	45,309	51,233
Other long-term assets	448	897
Deferred dry dock and special survey costs, net	6,009	7,533
Total non-current assets	1,384,833	1,298,849
Total assets	1,515,842	1,370,644
Current liabilties
Accounts payable	825	1,277
Dividend payable	5,816	2,410
Accrued expenses	10,938	12,951
Due to related parties, short term	561	27,815
Deferred revenue	4,423	3,651
Current portion of long-term debt	28,010	19,724
Total current liabilties	50,573	67,828
Long-term debt, net of current portion and premium	988,146	974,362
Loans due to related party	0	35,000
Due to related parties, long term	35,290	57,701
Other long-term liabilities	67	204
Unfavorable lease terms	3,903	4,245
Total non-current liabilities	1,027,406	1,071,512
Total liabilities	1,077,979	1,139,340
Commitments and contingencies	0	0
Series D Convertible Preferred stock 1,200 and 600 shares issued and outstanding with $12,000 and $6,000 redemption amount as of each of June 30, 2013 and December 31, 2012	12,000	6,000
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 4,540 issued and outstanding as of each of June 30, 2013 and December 31, 2012	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 108,640,916 and 40,517,413 issued and outstanding as of each of June 30, 2013 and December 31, 2012	11	4
Additional paid-in capital	447,455	246,102
Accumulated Deficit	(21,603)	(20,802)
Total stockholders' equity	425,863	225,304
Total liabilities and stockholders' equity	$ 1,515,842	$ 1,370,644

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Preferred Stock - Par Value	$ 0.0001	$ 0.0001
Preferred Stock - Shares Authorized	10,000,000	10,000,000
Preferred Stock - Shares Issued	4,540	4,540
Preferred Stock - Shares Outstanding	4,540	4,540
Common Stock - Par Value	$ 0.0001	$ 0.0001
Common Stock - Shares Authorized	250,000,000	250,000,000
Common Stock - Shares Issued	108,640,916	40,517,413
Common Stock - Shares Outstanding	108,640,916	40,517,413
Series D preferred stock
Preferred Stock - Shares Issued	1,200	600
Preferred Stock - Shares Outstanding	1,200	600

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue	$ 47,057	$ 35,945	$ 91,229	$ 71,662
Time charter expenses	(647)	(1,129)	(1,357)	(1,659)
Direct vessel expenses	(762)	(601)	(1,524)	(1,103)
Management fees	(15,826)	(11,102)	(29,924)	(22,057)
General and administrative expenses	(1,123)	(765)	(2,207)	(1,677)
Depreciation and amortization	(16,123)	(12,043)	(29,453)	(23,989)
Interest income	43	114	255	291
Interest expenses and finance cost, net	(14,048)	(12,112)	(27,385)	(24,319)
Other (expense)/income, net	(107)	(235)	(435)	135
Net loss	(1,536)	(1,928)	(801)	(2,716)
Dividend declared on preferred shares Series B	(27)	(27)	(54)	(54)
Undistributed loss attributable to Series C participating preferred shares	122	311	34	441
Net loss attributable to common stockholders	$ (1,441)	$ (1,644)	$ (821)	$ (2,329)
Net loss per share, basic	$ (0.02)	$ (0.04)	$ (0.01)	$ (0.06)
Weighted average number of shares, basic	90,215,506	40,517,413	72,143,198	40,517,413
Net loss per share, diluted	$ (0.02)	$ (0.04)	$ (0.01)	$ (0.06)
Weighted average number of shares, diluted	90,215,506	40,517,413	72,143,198	40,517,413

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating Activities
Net loss	$ (801)	$ (2,716)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation and amortization	29,453	23,989
Amortization of deferred finance cost, net	1,297	1,445
Amortization of dry dock and special survey costs	1,524	1,103
Changes in operating assets and liabilities:
(Increase)/decrease in prepaid expenses and other current assets	(1,579)	273
(Increase)/ decrease in accounts receivable	(995)	822
(Increase)/decrease in restricted cash	(855)	423
Decrease in other long term assets	449	437
Decrease in accounts payable	(452)	(208)
Decrease in accrued expenses	(2,013)	(4,438)
Payments for dry dock and special survey costs	0	(2,996)
(Decrease)/increase in due to related parties	(45,212)	25,506
Increase/(decrease) in deferred revenue	772	(23)
Decrease in other long term liabilities	(137)	(136)
Net cash (used in)/ provided by operating activities	(18,549)	43,481
Investing Activities
Acquisition of vessels	(76,183)	(10,482)
Deposits for vessel acquisition	(33,217)	(137,057)
Decrease in restricted cash	8,501	9,131
Net cash used in investing activities	(100,899)	(138,408)
Financing Activities
Loan proceeds, net of deferred finance costs	64,708	120,600
Loan repayment to related party	(35,000)	(5,000)
Loan repayments	(42,459)	(6,301)
Dividend paid	(6,635)	(4,884)
Payment to related party	(8,282)	0
Decrease/(increase) in restricted cash	668	(8,725)
Net proceeds from equity offering	211,402	0
Net cash provided by financing activities	184,402	95,690
Net increase in cash and cash equivalents	64,954	763
Cash and cash equivalents, beginning of year	42,846	41,300
Cash and cash equivalents, end of period	107,800	42,063
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	25,030	23,389
Non-cash investing and financing activities
Dividend payable	5,816	2,410
Acquisition of vessels	(3,197)	(677)
Deposits for vessel acqusition	(632)	(1,229)
Due to related party	3,829	1,906
Issuance of Series D Convertible Preferred Stock for vessel acquisition	6,000	0
Capitalized finance cost	$ 245	$ 496

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	(Accumulated deficit)
Balance, value at Dec. 31, 2011	$ 238,849	$ 0	$ 4	$ 255,849	$ (17,004)
Balance, shares at Dec. 31, 2011		4,540	40,517,413
Dividend declared/paid	(4,873)			(4,873)
Net loss	(2,716)				(2,716)
Balance, value at Jun. 30, 2012	231,260	0	4	250,976	(19,720)
Balance, shares at Jun. 30, 2012		4,540	40,517,413
Balance, value at Dec. 31, 2012	225,304	0	4	246,102	(20,802)
Balance, shares at Dec. 31, 2012		4,540	40,517,413
Issuance of common shares, value	211,402		7	211,395
Issuance of common shares, shares			68,123,503
Dividend declared/paid	(10,042)			(10,042)
Net loss	(801)				(801)
Balance, value at Jun. 30, 2013	$ 425,863	$ 0	$ 11	$ 447,455	$ (21,603)
Balance, shares at Jun. 30, 2013		4,540	108,640,916

DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended
Jun. 30, 2013
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by Navios Tankers Management Inc. (the “Manager”) a subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”) from its head offices in Monte Carlo, Monaco.
Navios Acquisition was incorporated in the Republic of Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering, or its IPO. On May 28, 2010, Navios Acquisition consummated the vessel acquisition which constituted its initial business combination. Following such transaction, Navios Acquisition commenced its operations as an operating company.
As of June 30, 2013, Navios Holdings currently has 48.2% of the voting power and 51.6% of the economic interest in Navios Acquisition.
In May 2013, Navios Acquisition completed the placement of a total of 32,876,712 shares of its common stock, at a price of $3.65 per share, representing gross proceeds of $120,000. The placement included a registered direct offering of 16,438,356 shares of common stock which raised $60,000 of gross proceeds and a placement of 16,438,356 common shares to Navios Maritime Holdings Inc. ("Navios Holdings") which raised $60,000 of gross proceeds. Both placements closed on May 21, 2013.
Total net proceeds of the above transactions, net of agents' costs of $4,199 and offering costs of $369, amounted to $115,432.
In February 2013, Navios Acquisition completed multiple offerings, including registered direct offerings, of a total of 35,246,791 shares of its common stock, at a price of $2.85 per share representing gross proceeds of $100,453. The offerings were conducted as follows:

•	The first registered direct offering of 7,719,300 shares of common stock was completed on February 21, 2013, raising $22,000 of gross proceeds.

•	The second registered direct offering of 9,825,000 shares of common stock was completed on February 26, 2013, raising $28,001 of gross proceeds.

•
In addition, Navios Holdings and certain members of management of Navios Acquisition, Navios Holdings and Navios Partners purchased an aggregate of 17,702,491 shares of common stock in a private placement that was completed on February 26, 2013, raising $50,452 of gross proceeds.

Total net proceeds of the above transactions, net of agents' costs of $4,018 and offering costs of $465 amounted to $95,970.
As of June 30, 2013, Navios Acquisition had outstanding: 108,640,916 shares of common stock, 4,540 shares of preferred stock, 1,200 shares of convertible preferred stock included in the number of shares.
On June 25, 2013, Navios Acquisition's publicly traded warrants (exercisable for one share of common stock at an exercisable price of $7.00 per share) expired and were no longer exercisable.  As Navios Acquisition's publicly traded units contained a warrant, the units no longer existed upon the expiration of the warrants and any holders of the units continued to hold only the shares of common stock.  Trading in the warrants and units on the NYSE was suspended after the close of business on June 19, 2013.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Acquisition's condensed consolidated financial position, statements of income and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The year end condensed balance sheet data was derived from audited financial statements, but does not include all disclosure required by accounting principles generally accepted in the United States of America (“GAAP”). The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under GAAP for complete financial statements. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Acquisition's 2012 Annual Report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).
(b) Principles of consolidation: The accompanying interim consolidated financial statements include the accounts of Navios Acquisition, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.
The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.
(c) Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights and/or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries if deemed to be a business combination. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.
As of June 30, 2013, the entities included in these consolidated financial statements were:

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	Statement of operations
			2013	2012
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amorgos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Andros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antikithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antiparos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Crete Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Folegandros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ikaria Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ios Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Kithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Kos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Mytilene Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 6/30	1/1 - 6/30
Rhodes Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Serifos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Shinyo Dream Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Kannika Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Kieran Limited	Vessel Owning Company	British Virgin Is.	1/1 - 6/30	1/1 - 6/30
Shinyo Loyalty Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Navigator Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Ocean Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Saowalak Limited	Vessel Owning Company	British Virgin Is.	1/1 - 6/30	1/1 - 6/30
Sifnos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skiathos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skopelos Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Syros Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Thera Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Tinos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Oinousses Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Psara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antipsara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Samothrace Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Thasos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Limnos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Skyros Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Alonnisos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Makronisos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Iraklia Shipping Corporation (1)	Vessel Owning Company	Marshall Is	4/20-6/30	—
Paxos Shipping Corporation (1)	Vessel Owning Company	Marshall Is	5/25-6/30	—
Antipaxos Shipping Corporation (1)	Vessel Owning Company	Marshall Is	5/25-6/30	—
Donoussa Shipping Corporation (1)	Vessel Owning Company	Marshall Is	6/28-6/30	—
Schinousa Shipping Corporation (1)	Vessel Owning Company	Marshall Is	6/28-6/30	—

(1) Each company has the rights over a shipbuilding contract of a tanker vessel.

(d) Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets and scrap value, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.
(e) Preferred shares Series D: Navios Acquisition issues shares of its authorized Series D Preferred Stock (nominal and fair value $12,000) to a shipyard, in partial settlement of the purchase price of its newbuild vessels. The preferred stock contains a 6% per annum dividend payable quarterly, starting one year after delivery of the vessel. The Series D Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The preferred stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares) at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.
The fair value of the series D Preferred Stock, was determined using a combination of Black Scholes model and discounted projected cash flows for the conversion option and put, respectively. The model used takes into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the redemption feature upon exercise of the put option granted to the holder of the preferred stock.
(f) Vessels, net: Vessels are stated at historical cost, which consists of the contract price, delivery and acquisition expenses and capitalized interest costs while under construction. Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of our tanker vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight ton (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Up to December 31, 2012, management estimated the residual values of its vessels based on a scrap rate of $285 per LWT. Effective January 1, 2013, following management's reassessment after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the company's vessels, the estimated scrape value per LWT was increased to $360 per LWT. This change reduced depreciation expense by $548 and $1,231 for the three and six months ended June 30, 2013 respectively (approximately $0.01 and $0.02 per share, respectively).
Management estimates the useful life of our vessels to be 25 years from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.

CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2013
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3: CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following:

	June 30, 2013	December 31, 2012
Cash on hand and at banks	$38,756	$6,348
Short-term deposits	69,044	36,498
Total cash and cash equivalents	$107,800	$42,846

Short term deposits relate to time deposit accounts held in bank for general financing purposes.
As of June 30, 2013, restricted cash was $12,849 and mainly related to requirements for the future installments for vessel deposits, loan repayments and interest, and pledged accounts as required by the credit facilities.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

VESSELS, NET	6 Months Ended
Jun. 30, 2013
VESSELS, NET [Abstract]
VESSELS, NET
NOTE 4: VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2011	816,736	(42,112)	774,624
Additions	207,795	(41,681)	166,114
Balance at December 31, 2012	1,024,531	(83,793)	940,738
Additions	232,665	(23,871)	208,794
Balance at June 30, 2013	$1,257,196	$(107,664)	$1,149,532

On January 24, 2013, Navios Acquisition took delivery of the Nave Bellatrix, a 49,999 dwt South Korean-built MR2 product tanker, for a total cost of $38,021. Cash paid was $4,563 and $33,458 was transferred from vessel deposits.
On February 13, 2013, Navios Acquisition took delivery of the Nave Rigel, a 74,673 dwt South Korean —built LR1 product tanker, for a total cost of $47,863. The $47,863 consisted of: (i) cash paid of $16,591, (ii) the issuance of $3,000 Series D Preferred; and (iii) $28,272 was transferred from vessel deposits.
On March 22, 2013, Navios Acquisition took delivery of the Nave Orion, a 49,999 dwt South Korean-built MR2 product tanker, for a total cost of $38,054. Cash paid was $8,157 and $29,897 was transferred from vessel deposits.
On April 24, 2013, Navios Acquisition took delivery of the Nave Atropos, a 74,695 dwt South Korean-built LR1 product tanker, for a total cost of $48,197. The $48,197 consisted of: (i) cash paid of $17,089; (ii) the issuance of $3,000 of Series D Preferred Stock; and (iii) $28,108 was transferred from vessel deposits.
On June 10, 2013, Navios Acquisition took delivery of the Nave Titan, a 49,999 dwt South Korean-built MR2 product tanker, for a total cost of $37,123. Cash paid was $9,573 and $27,550 was transferred from vessel deposits.
On June 26, 2013, Navios Acquisition took delivery of the Nave Equinox, a 50,922 dwt South Korean-built MR2 product tanker, for a total cost of $23,407 paid in cash.
Deposits for vessel acquisition represent deposits for vessels to be delivered in the future. As of June 30, 2013, Navios Acquisition vessel deposits amounted to $162,951 of which $116,922 was financed through loans and the balance from existing cash. For the six month period ended June 30 2013, additions to deposits for vessels acquisitions comprising of cash payments and capitalized interest were $33,217, which was offset by $147,285 transferred to vessels, net.
For the six month period ended June 30, 2013 and 2012, capitalized interest amounted to $3,375 and $6,716, respectively.

INTANGIBLE ASSETS OTHER THAN GOODWILL	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 5: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of June 30, 2013 and December 31, 2012 consisted of the following:

	Acquisition Cost	Accumulated Amortization (*)	Net Book Value June 30, 2013
Favorable lease terms	$67,417	$(22,108)	$45,309
Unfavorable lease terms	(5,819)	1,916	(3,903)
Total	$61,598	$(20,192)	$41,406

	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Favorable lease terms	$67,417	$(16,184)	$51,233
Unfavorable lease terms	(5,819)	1,574	(4,245)
Total	$61,598	$(14,610)	$46,988

Amortization (expense)/income of favorable and unfavorable lease terms for the periods ended June 30, 2013 and 2012, is presented in the following table:

	Six Month Period Ended
	June 30, 2013	June 30, 2012
Unfavorable lease terms	$342	$342
Favorable lease terms charter-out (*)	(5,924)	(4,323)
Total	$(5,582)	$(3,981)

The aggregate amortizations of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(7,793)	$(4,959)	$(4,959)	$(3,874)	$(2,811)	$(20,913)	(45,309)
Unfavorable lease terms	683	683	683	684	684	486	3,903
Total	$(7,110)	$(4,276)	$(4,276)	$(3,190)	$(2,127)	$(20,427)	$(41,406)

(*)Following charterer's default in July 2013, for which the Company became aware in June 2013, regarding two product tanker vessels, an amount of $1,619 has been accounted for as accelerated amortization in the condensed consolidated statements of operations under the caption of “Depreciation and Amortization”, due to the revision of the remaining useful economic life of the related favorable lease.

GOODWILL	6 Months Ended
Jun. 30, 2013
GOODWILL [Abstract]
GOODWILL	NOTE 6: GOODWILL Goodwill as of June 30, 2013 and December 31, 2012 consisted of the following:

Balance, January 1, 2012	$1,579
Balance, December 31, 2012	1,579
Balance, June 30, 2013	$1,579

.

DIVIDEND PAYABLE	6 Months Ended
Jun. 30, 2013
DIVIDEND PAYABLE [Abstract]
DIVIDEND PAYABLE
NOTE 7: DIVIDEND PAYABLE
On November 9, 2012, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2012 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,410 was paid on January 4, 2013 out of which $2,026 was paid to the stockholders of record as of December 19, 2012 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock (see Note 11, Transactions with Related Parties).
On February 7, 2013, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2012 of $0.05 per common share payable on April 4, 2013 to stockholders of record as of March 19, 2013. A dividend in the aggregate amount of $4,172 was paid April 4, 2013 out of which $3,788 was paid to the stockholders of record as of March 19, 2013 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock (see Note 11, Transactions with Related Parties).
 On April 30, 2013, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2013 of $0.05 per share of common stock. A dividend in the aggregate amount of $5,816 was paid July 3, 2013 out of which $5,432 was paid to the stockholders of record as of June 19, 2013 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock (see Note 11, Transactions with Related Parties).
As of June 30, 2013, Navios Acquisition paid a dividend of $54 to the holders of the 540 shares of Series B preferred stock.

ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2013
ACCRUED EXPENSES [Abstract]
ACCRUED EXPENSES
NOTE 8: ACCRUED EXPENSES
Accrued expenses as of June 30, 2013 and December 31, 2012 consisted of the following:

	June 30, 2013	December 31, 2012
Accrued voyage expenses	$805	$2,811
Accrued loan interest	9,627	9,184
Accrued legal and professional fees	506	956
Total accrued expenses	$10,938	$12,951

.

BORROWINGS	6 Months Ended
Jun. 30, 2013
BORROWINGS [Abstract]
BORROWINGS
NOTE 9: BORROWINGS

	June 30, 2013	December 31, 2012
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$141,750	$137,383
BNP Paribas S.A. and DVB Bank SE	71,302	58,361
DVB Bank SE and ABN AMRO Bank N.V.	41,241	42,034
Cyprus Popular Bank Public Co Ltd	—	32,400
Eurobank Ergasias S.A. $52.2 million	47,845	49,209
Eurobank Ergasias S.A. $52.0 million	44,670	45,894
ABN AMRO Bank N.V.	44,317	47,298
Norddeutsche Landesbank Girozentrale	24,971	24,971
DVB Bank SE and Emporiki Bank of Greece S.A.	49,943	49,943
DVB Bank SE	43,704	—
Ship Mortage Notes	505,000	505,000
Total borrowings	1,014,743	992,493
Less: current portion	(28,010)	(19,724)
Add: bond premium	1,413	1,593
Total long-term borrowings	$988,146	$974,362

Long-Term Debt Obligations and Credit Arrangements
8 5/8% First Priority Ship Mortgage Notes: In October 2010, Navios Acquisition issued the $400,000 of 8 5/8% First Priority Ship Mortgage Notes (the “Existing Notes”) due on November 1, 2017. On May 26, 2011, Navios Acquisition and Navios Acquisition Finance (US) Inc., its wholly owned finance subsidiary (“Navios Acquisition Finance”), completed the sale of $105,000 of additional notes (“Additional Notes”). The Existing Notes and the Additional Notes are secured by first priority ship mortgages on seven VLCC vessels owned by certain subsidiary guarantors.
The Existing Notes and the Additional Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the ship mortgage notes). The subsidiary guarantees are full and unconditional as that term is defined by Regulation S-X Rule 3-10, except for the fact that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all assets are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for the purposes of the bond indenture, upon liquidation or dissolution or upon legal or covenant defeasance or satisfaction and discharge of the Existing Notes and the Additional Notes.
The Existing Notes and the Additional Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of Company's properties and assets and creation or designation of restricted subsidiaries.  In August 2013, the Shinyo Navigator was substituted as security to the Existing and the Additional Notes by the Nave Celeste and related collateral.

Credit Facilities
Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank: Navios Acquisition assumed a loan agreement dated April 7, 2010, with  Commerzbank AG , Alpha Bank A.E. and Credit Agricole Corporate and Investment Bank of up to $150,000 (divided in six equal tranches of $25,000 each) to partially finance the construction of two chemical tankers and four product tankers. Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date.  The repayment of each tranche started six months after the delivery date of the respective vessel which that tranche financed. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of June 30, 2013, the facility was fully drawn and $141,750 was outstanding.
BNP Paribas SA Bank and DVB Bank S.E.: Navios Acquisition assumed a loan agreement dated April 8, 2010, of up to $75,000 (divided in three equal tranches of $25,000 each) for the purpose of part-financing the purchase price of three product tankers. Each of the tranches is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment date of each tranche starts six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of June 30, 2013, $71,302 was outstanding and $3,698 remained to be drawn under this facility.
DVB Bank S.E. and ABN AMRO Bank N.V.: On May 28, 2010, Navios Acquisition entered into a loan agreement with DVB Bank S.E. and ABN AMRO BANK N.V. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two product tanker vessels. Each tranche of the facility is repayable in 24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 275 bps. The loan also requires compliance with certain financial covenants. On December 29, 2011, Navios Acquisition prepaid $2,500 in relation to an amendment to its credit facility. After the prepayment, the outstanding amount under each tranche is repayable in five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. On December 31, 2012, Navios Acquisition prepaid $500 in relation to an amendment to its credit facility. After the prepayment, the outstanding amount under each tranche is repayable in two quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. As of June 30, 2013, the facility was fully drawn and the outstanding amount was $41,241.
Cyprus Popular Bank Public Co Ltd: Cyprus Popular Bank Public Co Ltd: In September 2010, Navios Acquisition (through four subsidiaries) entered into an $80,000 revolving credit facility with Cyprus Popular Bank Public Co Ltd to partially finance the acquisition and construction of vessels and for investment and working capital purposes. On September 7, 2012, the amount of the facility was reduced to $32,400. Drawings under the facility are secured by assignments of construction contracts and guarantees, as well as security interests in related assets. The facility bears interest at a rate of LIBOR plus 275 bps. Pursuant to an agreement dated December 31, 2012, the maturity of the facility was extended to match the delivery of the vessel. As of June 30, 2013, the facility was fully repaid and no amount was available to be drawn.
Eurobank Ergasias S.A.: On October 26, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,200, of which $51,600 is drawn (divided into two tranches of $26,100 and 25,500, respectively) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $345 and $337, respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. The loan bears interest at a rate of LIBOR plus (i) plus 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps. The loan also requires compliance with certain financial covenants. The facility was fully drawn and the outstanding amount as of June 30, 2013 was $47,845.
Eurobank Ergasias S.A.: On December 6, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,000 out of which $46,200 has been drawn (divided into two tranches of $23,100 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 300 bps. The loan also requires compliance with certain financial covenants. The facility was fully drawn and the outstanding amount as of June 30, 2013 was $44,670.
ABN AMRO BANK N.V.: On July 8, 2011, Navios Acquisition entered into a loan agreement with ABN AMRO Bank N.V of up to $55,100 (divided into two equal tranches) to partially finance the purchase price of two MR2 product tanker vessels. The total amount of $54,750 was drawn under this facility. Each tranche of the facility is repayable in 12 quarterly installments of $745 each and 12 quarterly installments of $571 each with a final balloon payment of $11,576 to be repaid on the last repayment date. The repayment started in October 2011 and it bears interest at a rate of LIBOR plus 325 bps. The loan also requires compliance with certain financial covenants. As of June 30, 2013, $44,317 was outstanding under this loan agreement ($22,158 from each of the two tranches) and no further amounts were available to be drawn.

DVB Bank SE: On December 7, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE of up to $51,000, of which $44,400 was drawn (divided into two tranches of $22,200 each) to partially finance the purchase price of two LR1 product tanker vessels. Each tranche of the facility is repayable in 28 quarterly installments of $348 each with a final balloon payment of $12,449 to be repaid on the last repayment date. The repayment started three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus 270 bps per annum. The loan also requires compliance with certain financial covenants. As of June 30, 2013, $43,704 was outstanding under this loan agreement and no further amounts were available to be drawn.
NORDDEUTSCHE LANDESBANK GIROZENTRALE: On December 29, 2011, Navios Acquisition entered into a loan agreement with NORDDEUTSCHE LANDESBANK GIROZENTRALE of up to $28,125 to partially finance the purchase price of one MR2 product tanker vessel. The facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of June 30, 2013, $24,971 was drawn and outstanding under this loan agreement and $3,154 remained to be drawn.
DVB Bank SE and Emporiki Bank of Greece S.A.: On December 29, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE and Emporiki Bank of Greece S.A. of up to $56,250 (divided into two tranches of $28,125 each) to partially finance the purchase price of two MR2 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of June 30, 2013, $49,943 was drawn and outstanding under this loan agreement and $6,307 remained to be drawn.
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings and paid $400 as an arrangement fee. The $40,000 facility has a margin of LIBOR plus 300 bps and pursuant to an agreement dated November 8, 2011, the Navios Holdings' credit facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. As of June 30, 2013, there was no amounts outstanding amount under this facility and $40,000 remained to be drawn.
As of June 30, 2013, the total amount available to be drawn from all our facilities was $53,159.
The loan facilities include, among other things, compliance with loan to value ratios and certain financial covenants: (i) minimum liquidity higher of $40,000 or $1,000 per vessel, including vessels under construction; (ii) net worth ranging from $50,000 to $75,000 up to January 2013, up to $135,000 thereafter; and (iii) total liabilities divided by total assets, adjusted for market values to be lower than 75%, as of July 1, 2013 and thereafter. It is an event of default under the credit facilities if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security to prevent such an event.
As of June 30, 2013, the Company was in compliance with its covenants.
Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition's vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition's vessels; changing the commercial and technical management of Navios Acquisition's vessels; selling Navios Acquisition's vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.
Guarantees
The Company's 8 5/8% Notes (consisting of the Existing Notes and the Additional Notes) are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the ship mortgage notes). The guarantees of our subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of our subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance are 100% owned. The Navios Acquisition does not have any independent assets or operations. Navios Acquisition does not have any subsidiaries that are not guarantors of the 8 5/8% Notes. In addition, the disclosures required by Rules 3-10(i)(9) and (10) are not applicable because there are no significant restrictions on (i) the ability of the parent company, any issuer (or co-issuer) or any guarantor subsidiaries of the 8 5/8% Notes to obtain funds by dividend or loan from any of their subsidiaries or (ii) the ability of any subsidiaries to transfer funds to the issuer (or co-issuer) or any guarantor subsidiaries.
The maturity table below reflects the principal payments of all Notes and credit facilities outstanding as of June 30, 2013 for the next five years and thereafter are based on the repayment schedule of the respective loan facilities (as described above) and the outstanding amount due under the senior Notes. The maturity table below includes in the amount shown for 2018 and thereafter future principal payments of the drawn portion of credit facilities associated with the financing of the construction of vessels scheduled to be delivered on various dates throughout 2014.

June 30, 2013
Long-Term Debt Obligations:
Year
June 30, 2014	$28,010
June 30, 2015	27,769
June 30, 2016	29,619
June 30, 2017	91,195
June 30, 2018	552,444
June 30, 2019 and thereafter	285,706
Total	$1,014,743

.

FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 10: FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Accounts receivable: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and no significant changes in interest rates. All amounts that are assumed to be uncollectible are written off and/or reserved.
Accounts payable: The carrying amount of accounts payable reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
Due to related parties, short term: The carrying amount of due to related parties, short term reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
Other long term borrowings: The carrying amount of the floating rate loans approximates its fair value.
Ship Mortgage Notes: The fair value of the Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.
Loans due to related party: The carrying amount of the floating rate loans approximates its fair value.
Due to related parties, long term: The carrying amount of the floating rate payable approximates its fair value.

	June 30, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$107,800	$107,800	$42,846	$42,846
Restricted cash	$12,849	$12,849	$21,163	$21,163
Accounts receivable	$6,098	$6,098	$5,103	$5,103
Accounts payable	$825	$825	$1,277	$1,277
Due to related parties, short term	$561	$561	$27,815	$27,815
Ship mortgage notes and premium	$506,413	$511,439	$506,593	$482,275
Other Long-term debt	$509,743	$509,743	$487,493	$487,493
Loans due to related party	$—	$—	$35,000	$35,000
Due to related parties, long term	$35,290	$35,290	$57,701	$57,701
Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2013.

	Fair Value Measurements at June 30, 2013 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$107,800	$107,800	$—		$—
Restricted cash	$12,849	$12,849	$—		$—
Ship mortgage notes and premium	$511,439	$511,439	$—		$—
Other Long-term debt(1)	$509,743	$—	$509,743	(1)	$—
Due to related parties, long term(1)	$35,290	$—	$35,290	(1)	$—

(1) The fair value of the Company's other long term debt and due to related parties, long term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.

.

TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2013
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 11: TRANSACTIONS WITH RELATED PARTIES
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings. The $40,000 facility has a margin of LIBOR plus 300 bps and a pursuant to an amendment dated November 8, 2011, the maturity of the facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. As of June 30, 2013, there was no outstanding amount under this facility, as it was fully repaid on March 4, 2013.
Management fees: Pursuant to a Management Agreement dated May 28, 2010, Navios Tankers Management Inc. (the “Manager”), a subsidiary of Navios Holdings, provides for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6 per owned MR2 product tanker and chemical tanker vessel and $7 per owned LR1 product tanker vessel and $10 per VLCC tanker vessel for the first two years. On May 4, 2012, Navios Acquisition amended its existing Management Agreement with the Manager, to fix the fees for ship management services of its owned fleet at current rates for two additional years, through May 28, 2014. This daily fee covers all of the vessels' operating expenses, other than certain fees and costs. During the remaining one year of the term of the Management Agreement, Navios Acquisition expects it will reimburse Navios Holdings for all of the actual operating costs and expenses it incurs in connection with the management of its fleet. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses are fixed for the first four years under these agreements for up to $300 per LR1 and MR2 product tanker vessel and will be reimbursed at cost for VLCC vessels.

Commencing as of March 30, 2012, Navios Acquisition may, upon request to the Manager, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the Agreement to a later date, but not later than January 5, 2015, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition could, upon request, reimburse the Manager partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Agreement at a later date, but not later than December 31, 2014, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Total management fees for each of the six month periods ended June 30, 2013 and 2012 amounted to $29,924 and $22,057, respectively.
General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an administrative services agreement with the Manager, expiring on May 28, 2015, pursuant to which a subsidiary of Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. For the six month period ended June 30, 2013 and 2012, administrative services rendered by the Manager amounted to $1,414 and $976, respectively.
Balance due to related parties: Amounts due to related parties as of June 30, 2013 and December 31, 2012 was $35,851 and $85,516, respectively, of which the current account payable to Navios Holdings and its subsidiaries was $561 and $27,815, respectively, and the long term payable was $35,290 and $57,701, respectively. The balance mainly consisted of management fees administrative fees, drydocking costs and other expenses.
Omnibus agreement: Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Maritime Partners L.P. (“Navios Partners”) in connection with the closing of Navios Acquisition's vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty; or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12: COMMITMENTS AND CONTINGENCIES
As of June 30, 2013, Navios Acquisition committed for future remaining contractual deposits for the vessels to be delivered on various dates through June 2015. There were no contingencies in the first and second quarter of 2013.
The future minimum commitments by period as of June 30, 2013, of Navios Acquisition under its ship building contracts, were as follows:

Amount
June 30, 2014	$187,786
June 30, 2015	117,288
Total	$305,074

.

PREFERRED AND COMMON STOCK	6 Months Ended
Jun. 30, 2013
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK
NOTE 13: PREFERRED AND COMMON STOCK
Preferred Stock
As of June 30, 2013, the Company was authorized to issue 10,000,000 shares of $0.0001 par value preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.

Redeemable Convertible Preferred Stock
On each of August 31, 2012, October 31, 2012 , February 13, 2013 and April 24, 2013, Navios Acquisition issued 300 shares of its authorized Series D Preferred Stock (nominal and fair value $3,000) to a shipyard, in partial settlement of the purchase price of the newbuilt LR1 product tankers, the Nave Cassiopeia, the Nave Cetus and the Nave Rigel. The preferred stock contains a 6% per annum dividend payable quarterly, starting one year after delivery of the vessel. The Series D Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock shall have the right to convert such shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The Series D Preferred Stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares) at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.
The fair value was determined using a combination of Black Scholes model and discounted projected cash flows for the conversion option and put, respectively. The model used takes into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the redemption feature upon exercise of the put option granted to the holder of the preferred stock.
As of June 30, 2013 and December 31, 2012, 4,540 shares of preferred stock were issued and outstanding, respectively. As of June 30, 2013 and December 31, 2012, 1,200 and 600 shares of Series D preferred stock were outstanding, respectively.

	Preferred Stock
	Number of preferred shares	Amount
Balance December 31, 2011	—	$—
Issuance of preferred stock subject to redemption	600	6,000

Balance December 31, 2012	600	$6,000

Issuance of preferred stock subject to redemption	600	6,000
Balance June 30, 2013	1,200	$12,000

Common Stock
As of June 30, 2013, the Company was authorized to issue 250,000,000 shares of $0.0001 par value common stock.
In May 2013, Navios Acquisition completed the placement of a total of 32,876,712 shares of its common stock, at a price of $3.65 per share, representing gross proceeds of  $120,000. The placement included a registered direct offering of 16,438,356 shares of common stock which raised $60,000 of gross proceeds and a placement of 16,438,356 common shares to Navios Holdings which raised $60,000 of gross proceeds. Both placements closed on May 21, 2013.
Total net proceeds of the transactions in May 2013, net of agents' costs of $4,199 and offering costs of $369, amounted to $115,432.
In February 2013, Navios Acquisition completed multiple offerings, including registered direct offerings, of a total of 35,246,791 shares of its common stock, at a price of $2.85 per share representing gross proceeds of $100,453. The offerings were conducted as follows:

•	The first registered direct offering of 7,719,300 shares of common stock was completed on February 21, 2013, raising $22,000 of gross proceeds.

•	The second registered direct offering of 9,825,000 shares of common stock was completed on February 26, 2013, raising $28,001 of gross proceeds.

•
In addition, Navios Holdings and certain members of management of Navios Acquisition, Navios Holdings and Navios Partners purchased an aggregate of 17,702,491 shares of common stock in a private placement that was completed on February 26, 2013, raising $50,452 of gross proceeds.

Total net proceeds, of the transactions in February 2013, net of agents' costs of $4,018 and offering costs of $465, amounted to $95,970.

SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 14: SEGMENT INFORMATION
Navios Acquisition reports financial information and evaluates its operations by charter revenues. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Acquisition's reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Tanker vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.

Revenue by Geographic Region
Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Three Month	Three Month	Six Month	Six Month
	Period ended	Period ended	Period ended	Period ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	($ '000)	($ '000)	($ '000)	($ '000)
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Asia	$39,057	$32,022	$76,681	$63,313
Europe	5,341	3,923	8,828	8,298
United States	2,659	—	5,720	51
Total	$47,057	$35,945	$91,229	$71,662

.

LOSS PER COMMON SHARE	6 Months Ended
Jun. 30, 2013
LOSS PER COMMON SHARE [Abstract]
LOSS PER COMMON SHARE
NOTE 15: LOSS PER COMMON SHARE
Loss per share is calculated by dividing net loss available to common stockholders by the weighted average number of shares of common stock of Navios Acquisition outstanding during the period.

	For the Three	For the Three		For the Six	For the Six
	Months Ended	Months Ended		Months Ended	Months Ended
	June 30,	June 30		June 30,	June 30,
	2013	2012		2013	2012
Numerator:
Net loss attributable to common stockholders	$(1,536)	$(1,928)		$(801)	$(2,716)
Dividend declared on preferred shares Series B	(27)	(27)		(54)	(54)
Undistributed loss attributable to Series C participating preferred shares	122	311		34	441
Loss attributable to common stockholders, basic and diluted	$(1,441)	$(1,644)	$	$ (821)	$(2,329)
Denominator:
Denominator for basic net loss per share — weighted average shares	90,215,506	40,517,413		72,143,198	40,517,413

Denominator for diluted net loss per share — adjusted weighted average shares	90,215,506	40,517,413		72,143,198	40,517,413

Basic net loss per share	$(0.02)	$(0.04)		$(0.01)	$(0.06)

Diluted net loss per share	$(0.02)	$(0.04)		$(0.01)	$(0.06)

.

INCOME TAXES	6 Months Ended
Jun. 30, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 16: INCOME TAXES
Marshall Islands, Cayman Islands, British Virgin Islands, and Hong Kong, do not impose a tax on international shipping income. Under the laws of Marshall Islands, of the companies' incorporation and vessels' registration, the companies are subject to registration and tonnage taxes which have been included in the daily management fee.
As of January 1, 2013, foreign flagged vessels that are managed by Greek or foreign ship management companies in Greece are subject to Greek tonnage tax. The payment of tonnage tax exhausts the tax liability of the foreign ship owning company against any tax, duty, charge or contribution payable on income from the exploitation of the foreign flagged vessel. The amount included in Navios Acquisition's statement of operations for the six month period ended June 30, 2013, related to the Greek Tonnage tax was below $100.
Pursuant to Section 883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. income tax if the company operating the ships meets certain incorporation and ownership requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country, which grants an equivalent exemption from income taxes to U.S. corporations. All the Navios Acquisition's ship-operating subsidiaries satisfy these initial criteria. In addition, these companies must meet an ownership test. Subject to proposed regulations becoming finalized in their current form, the management of Navios Acquisition believes by virtue of a special rule applicable to situations where the ship operating companies are beneficially owned by a publicly traded company like Navios Acquisition, the second criterion can also be satisfied based on the trading volume and ownership of the Company's shares, but no assurance can be given that this will remain so in the future. Due to the exemption under Section 883 of the Code, Delaware would not impose a tax on the Company or its subsidiaries' international shipping income.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 17: SUBSEQUENT EVENTS

On August 20, 2013, Navios Acquisition entered into a loan agreement with HSH Nordbank AG of up to $40,300 (divided in two tranches of $20,150 each), to partially finance the acquisition of two chemical tanker vessels.  The facility bears interest at a rate of LIBOR plus 320 bps.   As of August 20, 2013 no amount was drawn, and $40,300 remains to be drawn.

On August 14, 2013, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2013 of $0.05 per share of common stock payable on October 3, 2013 to stockholders of record as of September 18, 2013. The declaration and payment of any further dividends remain subject to the discretion of the Board and will depend on, among other things, Navios Acquisition's cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board may deem advisable.

On August 12, 2013, Navios Acquisition took delivery of a 2003-built VLCC tanker vessel, the Nave Celeste for a contract price of $35,350. In August, 2013, the Nave Celeste resumed the time charter previously performed by Shinyo Navigator, under an agreement with the current charterer, without any modification to the current charter party.  In August 2013, the Shinyo Navigator was substituted as security to the Existing and the Additional Notes by the Nave Celeste and related collateral.

On July 22, 2013, Navios Acquisition took delivery of the Nave Universe a new building chemical tanker vessel of 45,313 dwt, from a South Korean shipyard. The vessel is chartered out to a high quality counterparty for two years at a rate of $15 net per day, plus 50% profit sharing based on a formula. The charterer has been granted an option for an additional year at a rate of $16 net per day, plus 50% profit sharing.

On July 9, 2013, Navios Acquisition took delivery of a 49,995 dwt MR2 product tanker, from a South Korean shipyard, the Nave Capella.  The vessel has been chartered out to a high quality counterparty for one year at a rate of $14 net per day. The charterer has been granted an option for an additional year at a rate of $15 net per day.

On July 9, 2013, Navios Acquisition took delivery of a 2007 — built MR2 product tanker vessel of 50,922 dwt, the Nave Pulsar for a contract price of $23,225.   The vessel is currently employed on the spot market.

On July 9, 2013, Navios Acquisition entered into a loan agreement, with Deutsche Bank AG Filiale Deutschlandgeschäft of up to $48,465 (divided in three tranches of $13,935, 13,935 and $20,595 each) to partially finance the acquisition of three product tankers. As of August 20, 2013 the amount drawn under this facility is $27,870 and $20,595 remains to be drawn.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Acquisition's condensed consolidated financial position, statements of income and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The year end condensed balance sheet data was derived from audited financial statements, but does not include all disclosure required by accounting principles generally accepted in the United States of America (“GAAP”). The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under GAAP for complete financial statements. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Acquisition's 2012 Annual Report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

Principles of consolidation
(b) Principles of consolidation: The accompanying interim consolidated financial statements include the accounts of Navios Acquisition, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.
The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries
(c) Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights and/or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries if deemed to be a business combination. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.
As of June 30, 2013, the entities included in these consolidated financial statements were:

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	Statement of operations
			2013	2012
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amorgos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Andros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antikithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antiparos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Crete Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Folegandros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ikaria Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ios Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Kithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Kos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Mytilene Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 6/30	1/1 - 6/30
Rhodes Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Serifos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Shinyo Dream Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Kannika Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Kieran Limited	Vessel Owning Company	British Virgin Is.	1/1 - 6/30	1/1 - 6/30
Shinyo Loyalty Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Navigator Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Ocean Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Saowalak Limited	Vessel Owning Company	British Virgin Is.	1/1 - 6/30	1/1 - 6/30
Sifnos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skiathos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skopelos Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Syros Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Thera Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Tinos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Oinousses Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Psara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antipsara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Samothrace Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Thasos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Limnos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Skyros Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Alonnisos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Makronisos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Iraklia Shipping Corporation (1)	Vessel Owning Company	Marshall Is	4/20-6/30	—
Paxos Shipping Corporation (1)	Vessel Owning Company	Marshall Is	5/25-6/30	—
Antipaxos Shipping Corporation (1)	Vessel Owning Company	Marshall Is	5/25-6/30	—
Donoussa Shipping Corporation (1)	Vessel Owning Company	Marshall Is	6/28-6/30	—
Schinousa Shipping Corporation (1)	Vessel Owning Company	Marshall Is	6/28-6/30	—

(1) Each company has the rights over a shipbuilding contract of a tanker vessel.

Use of Estimates
(d) Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets and scrap value, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Preferred shares Series D
(e) Preferred shares Series D: Navios Acquisition issues shares of its authorized Series D Preferred Stock (nominal and fair value $12,000) to a shipyard, in partial settlement of the purchase price of its newbuild vessels. The preferred stock contains a 6% per annum dividend payable quarterly, starting one year after delivery of the vessel. The Series D Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The preferred stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares) at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.
The fair value of the series D Preferred Stock, was determined using a combination of Black Scholes model and discounted projected cash flows for the conversion option and put, respectively. The model used takes into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the redemption feature upon exercise of the put option granted to the holder of the preferred stock.

Vessels, net
(f) Vessels, net: Vessels are stated at historical cost, which consists of the contract price, delivery and acquisition expenses and capitalized interest costs while under construction. Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of our tanker vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight ton (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Up to December 31, 2012, management estimated the residual values of its vessels based on a scrap rate of $285 per LWT. Effective January 1, 2013, following management's reassessment after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the company's vessels, the estimated scrape value per LWT was increased to $360 per LWT. This change reduced depreciation expense by $548 and $1,231 for the three and six months ended June 30, 2013 respectively (approximately $0.01 and $0.02 per share, respectively).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Navios Maritime Acquisition Corporation and Subsidiaries

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	Statement of operations
			2013	2012
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amorgos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Andros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antikithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antiparos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Crete Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Folegandros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ikaria Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ios Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Kithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Kos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Mytilene Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 6/30	1/1 - 6/30
Rhodes Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Serifos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Shinyo Dream Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Kannika Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Kieran Limited	Vessel Owning Company	British Virgin Is.	1/1 - 6/30	1/1 - 6/30
Shinyo Loyalty Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Navigator Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Ocean Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Saowalak Limited	Vessel Owning Company	British Virgin Is.	1/1 - 6/30	1/1 - 6/30
Sifnos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skiathos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skopelos Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Syros Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Thera Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Tinos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Oinousses Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Psara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antipsara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Samothrace Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Thasos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Limnos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Skyros Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Alonnisos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Makronisos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Iraklia Shipping Corporation (1)	Vessel Owning Company	Marshall Is	4/20-6/30	—
Paxos Shipping Corporation (1)	Vessel Owning Company	Marshall Is	5/25-6/30	—
Antipaxos Shipping Corporation (1)	Vessel Owning Company	Marshall Is	5/25-6/30	—
Donoussa Shipping Corporation (1)	Vessel Owning Company	Marshall Is	6/28-6/30	—
Schinousa Shipping Corporation (1)	Vessel Owning Company	Marshall Is	6/28-6/30	—

(1) Each company has the rights over a shipbuilding contract of a tanker vessel.

CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2013
CASH AND CASH EQUIVALENTS [Abstract]
Schedule of Cash and Cash Equivalents

	June 30, 2013	December 31, 2012
Cash on hand and at banks	$38,756	$6,348
Short-term deposits	69,044	36,498
Total cash and cash equivalents	$107,800	$42,846

VESSELS, NET (Tables)	6 Months Ended
Jun. 30, 2013
VESSELS, NET [Abstract]
Schedule of Vessels

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2011	816,736	(42,112)	774,624
Additions	207,795	(41,681)	166,114
Balance at December 31, 2012	1,024,531	(83,793)	940,738
Additions	232,665	(23,871)	208,794
Balance at June 30, 2013	$1,257,196	$(107,664)	$1,149,532

INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Intangible Assets Other Than Goodwill

	Acquisition Cost	Accumulated Amortization (*)	Net Book Value June 30, 2013
Favorable lease terms	$67,417	$(22,108)	$45,309
Unfavorable lease terms	(5,819)	1,916	(3,903)
Total	$61,598	$(20,192)	$41,406
(*)Following charterer's default in July 2013, for which the Company became aware in June 2013, regarding two product tanker vessels, an amount of $1,619 has been accounted for as accelerated amortization in the condensed consolidated statements of operations under the caption of “Depreciation and Amortization”, due to the revision of the remaining useful economic life of the related favorable lease.

Intangible Assets Other Than Goodwill Previous Year

	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Favorable lease terms	$67,417	$(16,184)	$51,233
Unfavorable lease terms	(5,819)	1,574	(4,245)
Total	$61,598	$(14,610)	$46,988

Amortization (Expense)/Income Favorouble Unfavourable Leases

	Six Month Period Ended
	June 30, 2013	June 30, 2012
Unfavorable lease terms	$342	$342
Favorable lease terms charter-out (*)	(5,924)	(4,323)
Total	$(5,582)	$(3,981)

(*)Following charterer's default in July 2013, for which the Company became aware in June 2013, regarding two product tanker vessels, an amount of $1,619 has been accounted for as accelerated amortization in the condensed consolidated statements of operations under the caption of “Depreciation and Amortization”, due to the revision of the remaining useful economic life of the related favorable lease.

Aggregate Amortizations of Acquired Intangibles

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(7,793)	$(4,959)	$(4,959)	$(3,874)	$(2,811)	$(20,913)	(45,309)
Unfavorable lease terms	683	683	683	684	684	486	3,903
Total	$(7,110)	$(4,276)	$(4,276)	$(3,190)	$(2,127)	$(20,427)	$(41,406)

GOODWILL (Tables)	6 Months Ended
Jun. 30, 2013
GOODWILL [Abstract]
Schedule of Goodwill

Balance, January 1, 2012	$1,579
Balance, December 31, 2012	1,579
Balance, June 30, 2013	$1,579

ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2013
ACCRUED EXPENSES [Abstract]
Schedule of Accrued Expenses

	June 30, 2013	December 31, 2012
Accrued voyage expenses	$805	$2,811
Accrued loan interest	9,627	9,184
Accrued legal and professional fees	506	956
Total accrued expenses	$10,938	$12,951

BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2013
BORROWINGS [Abstract]
Borrowings

	June 30, 2013	December 31, 2012
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$141,750	$137,383
BNP Paribas S.A. and DVB Bank SE	71,302	58,361
DVB Bank SE and ABN AMRO Bank N.V.	41,241	42,034
Cyprus Popular Bank Public Co Ltd	—	32,400
Eurobank Ergasias S.A. $52.2 million	47,845	49,209
Eurobank Ergasias S.A. $52.0 million	44,670	45,894
ABN AMRO Bank N.V.	44,317	47,298
Norddeutsche Landesbank Girozentrale	24,971	24,971
DVB Bank SE and Emporiki Bank of Greece S.A.	49,943	49,943
DVB Bank SE	43,704	—
Ship Mortage Notes	505,000	505,000
Total borrowings	1,014,743	992,493
Less: current portion	(28,010)	(19,724)
Add: bond premium	1,413	1,593
Total long-term borrowings	$988,146	$974,362

Principal Payments

June 30, 2013
Long-Term Debt Obligations:
Year
June 30, 2014	$28,010
June 30, 2015	27,769
June 30, 2016	29,619
June 30, 2017	91,195
June 30, 2018	552,444
June 30, 2019 and thereafter	285,706
Total	$1,014,743

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value By Balance Sheet Grouping

	June 30, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$107,800	$107,800	$42,846	$42,846
Restricted cash	$12,849	$12,849	$21,163	$21,163
Accounts receivable	$6,098	$6,098	$5,103	$5,103
Accounts payable	$825	$825	$1,277	$1,277
Due to related parties, short term	$561	$561	$27,815	$27,815
Ship mortgage notes and premium	$506,413	$511,439	$506,593	$482,275
Other Long-term debt	$509,743	$509,743	$487,493	$487,493
Loans due to related party	$—	$—	$35,000	$35,000
Due to related parties, long term	$35,290	$35,290	$57,701	$57,701

Schedule of Fair Value Measurements

	Fair Value Measurements at June 30, 2013 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$107,800	$107,800	$—		$—
Restricted cash	$12,849	$12,849	$—		$—
Ship mortgage notes and premium	$511,439	$511,439	$—		$—
Other Long-term debt(1)	$509,743	$—	$509,743	(1)	$—
Due to related parties, long term(1)	$35,290	$—	$35,290	(1)	$—

(1) The fair value of the Company's other long term debt and due to related parties, long term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.

COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum commitments

Amount
June 30, 2014	$187,786
June 30, 2015	117,288
Total	$305,074

PREFERRED AND COMMON STOCK (Tables)	6 Months Ended
Jun. 30, 2013
PREFERRED AND COMMON STOCK [Abstract]
Series D Convertible Preferred stock

	Preferred Stock
	Number of preferred shares	Amount
Balance December 31, 2011	—	$—
Issuance of preferred stock subject to redemption	600	6,000

Balance December 31, 2012	600	$6,000

Issuance of preferred stock subject to redemption	600	6,000
Balance June 30, 2013	1,200	$12,000

SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
Revenue By Geographic Region
	Three Month	Three Month	Six Month	Six Month
	Period ended	Period ended	Period ended	Period ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	($ '000)	($ '000)	($ '000)	($ '000)
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Asia	$39,057	$32,022	$76,681	$63,313
Europe	5,341	3,923	8,828	8,298
United States	2,659	—	5,720	51
Total	$47,057	$35,945	$91,229	$71,662

LOSS PER COMMON SHARE (Tables)	6 Months Ended
Jun. 30, 2013
LOSS PER COMMON SHARE [Abstract]
Loss per common share
	For the Three	For the Three		For the Six	For the Six
	Months Ended	Months Ended		Months Ended	Months Ended
	June 30,	June 30		June 30,	June 30,
	2013	2012		2013	2012
Numerator:
Net loss attributable to common stockholders	$(1,536)	$(1,928)		$(801)	$(2,716)
Dividend declared on preferred shares Series B	(27)	(27)		(54)	(54)
Undistributed loss attributable to Series C participating preferred shares	122	311		34	441
Loss attributable to common stockholders, basic and diluted	$(1,441)	$(1,644)	$	$ (821)	$(2,329)
Denominator:
Denominator for basic net loss per share — weighted average shares	90,215,506	40,517,413		72,143,198	40,517,413

Denominator for diluted net loss per share — adjusted weighted average shares	90,215,506	40,517,413		72,143,198	40,517,413

Basic net loss per share	$(0.02)	$(0.04)		$(0.01)	$(0.06)

Diluted net loss per share	$(0.02)	$(0.04)		$(0.01)	$(0.06)

DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended			6 Months Ended
	Feb. 26, 2013	May 21, 2013	Feb. 21, 2013	Feb. 28, 2013	Jun. 30, 2013	Dec. 31, 2012
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
Entity Date Of Incorporation					Mar 14, 2008
Initial Offering Completion Date					Jul. 1, 2008
Vessel Acquisition Consumation Date					May 28, 2010
Navios Holdings Voting Power of Navios Acquisition					48.20%
Navios Holdings Economic Interest of Navios Acquistion					51.60%
Shares Issued Under Offering		32,876,712		35,246,791
Offering Price per Share		$ 3.65		$ 2.85
Gross Proceeds from Issuance of Stock		$ 120,000		$ 100,453
Shares Issued Under Direct Offering	9,825,000	16,438,356	7,719,300
Gross proceeds from Direct Offering Issuance	28,001	60,000	22,000
Shares Issued Under Private Placement	17,702,491	16,438,356
Gross proceeds from Private Placement Issuance	50,452	60,000
Net proceeds from Issuance of Stock		115,432		95,970
Stock Issuance Agents' Costs		4,199		4,018
Stock Issuance Offering Costs		$ 369		$ 465
Common Stock - Shares Outstanding					108,640,916	40,517,413
Preferred Stock - Shares Outstanding					4,540	4,540
Series D Convertible Stock - Shares Outstanding					1,200	600
Warrants Expiration Date					Jun 25, 2013
Series D Convertible Preferred Stock Convertion Scheme at Stockholder's Option					prior to the scheduled maturity date at a price of $7.00 per share of common stock
Warrants Suspention Date					Jun 19, 2013

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Preferred shares Series D [Abstract]
Series D Convertible Stock	$ 12,000,000	$ 12,000,000	$ 6,000,000
Series D Convertible Preferred Stock Dividend Rate Per Annum	6.00%	6.00%
Series D Convertible Preferred Stock Mandatory Convertion Scheme	30 months after the issuance, at a price per share of common stock equal to $10.00	30 months after the issuance, at a price per share of common stock equal to $10.00
Series D Convertible Preferred Stock Convertion Scheme at Stockholder's Option	prior to the scheduled maturity date at a price of $7.00 per share of common stock	prior to the scheduled maturity date at a price of $7.00 per share of common stock
Series D Convertible Stock Redemption Scheme	18 months after the issuance, at par payable at up to 12 equal quarterly installments	18 months after the issuance, at par payable at up to 12 equal quarterly installments
Vessels, net [Abstract]
Scrap Value per Lightweight Ton		360	285
Depreciation decrease due to scrap rate estimation	$ (548,000)	$ (1,231,000)
Depreciation decrease due to scrap rate estimation per share	$ (0.01)	$ (0.02)
Vessels Estimated Usefull Life		25 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Table) (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Aegean Sea Maritime Holdings Inc.
Subsidiaries [Line Items]
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Amorgos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Andros Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Antikithira Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Antiparos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Amindra Navigation Co.
Subsidiaries [Line Items]
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Crete Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Folegandros Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Ikaria Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Ios Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Cayman Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Kithira Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Kos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Mytilene Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Navios Maritime Acquisition Corporation
Subsidiaries [Line Items]
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.
Subsidiaries [Line Items]
Nature	Co-Issuer
Country of Incorporation	Delaware
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Rhodes Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Serifos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Dream Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Kannika Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Kieran Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	British Virgin Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Loyalty Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Navigator Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Ocean Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Saowalak Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	British Virgin Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Sifnos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Skiathos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Skopelos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Cayman Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Syros Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Thera Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Tinos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Oinousses Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Psara Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Antipsara Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Samothrace Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	3/19 - 6/30
2012		-
Thasos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	3/19 - 6/30
2012		-
Limnos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	3/19 - 6/30
2012		-
Skyros Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	3/19 - 6/30
2012		-
Alonnisos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	3/19 - 6/30
2012		-
Makronisos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	3/19 - 6/30
2012		-
Iraklia Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	4/20 - 6/30
2012		-
Paxos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	5/25 - 6/30
2012		-
Antipaxos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	5/25 - 6/30
2012		-
Donoussa Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	6/28 - 6/30
2012		-
Schinousa Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	6/28 - 6/30
2012		-

CASH AND CASH EQUIVALENTS (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 38,756	$ 6,348
Short-term deposits	69,044	36,498
Total cash and cash equivalents	$ 107,800	$ 42,846	$ 42,063	$ 41,300

CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
Restricted cash, short term portion	$ 12,849	$ 21,163

VESSELS, NET (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Vessels [Line Items]
Balance at beginning of period	$ 940,738	$ 774,624
Additions	208,794	166,114
Balance at end of period	1,149,532	940,738
Cost
Vessels [Line Items]
Balance at beginning of period	1,024,531	816,736
Additions	232,665	207,795
Balance at end of period	1,257,196	1,024,531
Accumulated Depreciation
Vessels [Line Items]
Balance at beginning of period	(83,793)	(42,112)
Additions	(23,871)	(41,681)
Balance at end of period	$ (107,664)	$ (83,793)

VESSELS, NET (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Significant Acquisitions And Disposals [Line Items]
Cash Paid	$ 76,183	$ 10,482
Deposits for vessels acquisitions	162,951		276,142
Vessel Deposits Financed Through Loans	116,922
Deposits for Vessel Acquisition Additions	33,217
Deposits For Vessel Acquisition Transferred to Vessel	147,285
Capitalized Interest	3,375	6,716
Nave Bellatrix
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jan 24, 2013
Tonnage	49,999
Total Vessel Acquisition Cost	38,021
Cash Paid	4,563
Transferred From Vessel Deposits	33,458
Nave Rigel
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Feb 13, 2013
Tonnage	74,673
Total Vessel Acquisition Cost	47,863
Cash Paid	16,591
Series D Preferred Stock issued for vessel acquisition	3,000
Transferred From Vessel Deposits	28,272
Nave Orion
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Mar 22, 2013
Tonnage	49,999
Total Vessel Acquisition Cost	38,054
Cash Paid	8,157
Transferred From Vessel Deposits	29,897
Nave Atropos
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Apr 24, 2013
Tonnage	74,695
Total Vessel Acquisition Cost	48,197
Cash Paid	17,089
Series D Preferred Stock issued for vessel acquisition	3,000
Transferred From Vessel Deposits	28,108
Nave Titan
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jun 10, 2013
Tonnage	49,999
Total Vessel Acquisition Cost	37,123
Cash Paid	9,573
Transferred From Vessel Deposits	27,550
Nave Equinox
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jun 26, 2013
Tonnage	50,922
Total Vessel Acquisition Cost	23,407
Cash Paid	$ 23,407

INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Favorable Lease Terms Accelerated Amortization	$ 1,619

INTANGIBLE ASSETS OTHER THAN GOODWILL - Schedule of Intangible Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	$ 61,598	$ 61,598
Accumulated Amortization	(20,192)	(14,610)
Net Book Value	41,406	46,988
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	67,417	67,417
Accumulated Amortization	(22,108)	(16,184)
Net Book Value	45,309	51,233
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	(5,819)	(5,819)
Accumulated Amortization	1,916	1,574
Net Book Value	$ (3,903)	$ (4,245)

INTANGIBLE ASSETS OTHER THAN GOODWILL - Amortization Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Unfavorable lease terms	$ 342	$ 342
Favorable lease terms charter-out	(5,924)	(4,323)
Total	$ (5,582)	$ (3,981)

INTANGIBLE ASSETS OTHER THAN GOODWILL - Future Amortization Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	$ (7,110)
Year Two	(4,276)
Year Three	(4,276)
Year Four	(3,190)
Year Five	(2,127)
Thereafter	(20,427)
Total	(41,406)	(46,988)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	(7,793)
Year Two	(4,959)
Year Three	(4,959)
Year Four	(3,874)
Year Five	(2,811)
Thereafter	(20,913)
Total	(45,309)	(51,233)
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	683
Year Two	683
Year Three	683
Year Four	684
Year Five	684
Thereafter	486
Total	$ 3,903	$ 4,245

GOODWILL (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
GOODWILL [Abstract]
Balance at beginning of period	$ 1,579	$ 1,579	$ 1,579
Balance at end of period	$ 1,579	$ 1,579	$ 1,579

DIVIDEND PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2013
DIVIDEND PAYABLE [Abstract]
Dividend Declaration Date	Apr 30, 2013	Feb 7, 2013	Nov 9, 2012
Dividend Per Share	0.05	0.05	0.05
Total Dividend Paid	$ 5,816	$ 4,172	$ 2,410
Dividend paid to stock holders of record	5,432	3,788	2,026
Record Date	Jun 19, 2013	Mar 19, 2013	Dec 19, 2012
Payment Date	Jul 3, 2013	Apr 4, 2013	Jan 4, 2013
Dividend Paid to Holders of 1,000 Series C shares	384	384	384
Dividend Paid to Holders of 540 Series B Preferred Stock				$ 54

ACCRUED EXPENSES (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ACCRUED EXPENSES [Abstract]
Accrued voyage expenses	$ 805	$ 2,811
Accrued loan interest	9,627	9,184
Accrued legal and professional fees	506	956
Total accrued expenses	$ 10,938	$ 12,951

BORROWINGS - Schedule of Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
BORROWINGS [Abstract]
Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank	$ 141,750	$ 137,383
BNP Paribas S.A. and DVB Bank SE	71,302	58,361
DVB Bank SE and ABN AMRO Bank N.V.	41,241	42,034
Cyprus Popular Bank Public Co Ltd	0	32,400
Eurobank Ergasias S.A. $52.2 million	47,845	49,209
Eurobank Ergasias S.A. $52.0 million	44,670	45,894
ABN AMRO Bank N.V.	44,317	47,298
Norddeutsche Landesbank Girozentrale	24,971	24,971
DVB Bank SE and Emporiki Bank of Greece S.A.	49,943	49,943
DVB Bank SE	43,704	0
Ship Mortgage Notes	505,000	505,000
Total borrowings	1,014,743	992,493
Less: current portion	(28,010)	(19,724)
Add: bond premium	1,413	1,593
Total long-term borrowings	$ 988,146	$ 974,362

BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	6 Months Ended
	Aug. 20, 2013	Jun. 30, 2013
Ship Mortgage Notes [Abstract]
Ship Mortgage Notes Issuance Date		Oct 1, 2010
Ship Mortgage Notes Face Amount		$ 400,000
Ship Mortgage Notes Interest Rate		8.63%
Ship Mortgage Notes Due Date		Nov 1, 2017
Additional Notes Issuance Date		May 26, 2011
Additional Notes Face Amount		105,000
Additional Notes Interest Rate		8.63%
Debt Instrument [Line Items]
Debt Instrument Face Amount	40,300
Debt Instrument Issuance Date	Aug 20, 2013
Debt Instrument Face Amount Drawn	0
Number Of Tranches	2
Amount Per Tranche	20,150
Amount Per Tranche B	20,150
Vessels Partially Financed	two chemical tanker vessels
Interest rate	LIBOR plus 320 bps
Amount Remaining to be drawn	40,300
Second Amendment Date Loan With Related Party		Oct 21, 2010
Amendment Date Loan With Related Party		Nov 8, 2011
Maturity Date Loan With Related Party		Dec 31, 2014
Ownership percentage in all subsidiaries		100.00%
Borrowings General [Abstract]
Long Term Debt Amount Available To Be Drawn		53,159
Credit Facilities Financial Covenants		(i) minimum liquidity higher of $40,000 or $1,000 per vessel, including vessels under construction; (ii) net worth ranging from $50,000 to $75,000 up to January 2013, up to $135,000 thereafter; and (iii) total liabilities divided by total assets, adjusted for market values to be lower than 75%, as of July 1, 2013 and thereafter
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Debt Instrument Face Amount		150,000
Debt Instrument Issuance Date		Apr 7, 2010
Number Of Tranches		6
Amount Per Tranche		25,000
Vessels Partially Financed		two chemicals and four product tankers
Repayment Start Date		six months after delivery of respective vessel
Repayment Terms		12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date
Interest rate		LIBOR plus 250 bps
Outstanding Amount		141,750
Amount Remaining to be drawn		0
BNP Paribas S.A. and DVB Bank SE
Debt Instrument [Line Items]
Debt Instrument Face Amount		75,000
Debt Instrument Issuance Date		Apr 8, 2010
Number Of Tranches		3
Amount Per Tranche		25,000
Vessels Partially Financed		three product tankers
Repayment Start Date		six months after delivery of respective vessel
Repayment Terms		12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date
Interest rate		LIBOR plus 250 bps
Outstanding Amount		71,302
Amount Remaining to be drawn		3,698
DVB Bank S.E. and ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Debt Instrument Face Amount		52,000
Debt Instrument Issuance Date		May 28, 2010
Number Of Tranches		2
Amount Per Tranche		26,000
Vessels Partially Financed		two product tankers
Repayment Start Date		three months after the delivery date of respective vessel
Repayment Terms		24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date
Interest rate		LIBOR plus 275 bps
DVB Bank S.E. and ABN AMRO Bank N.V. first repayment date		Dec 29, 2011
Dvb Abn First Prepayment Amount		2,500
Repayment Terms After First Prepayment		five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date
DVB Bank S.E. and ABN AMRO Bank N.V. Second Prepayment Date		Dec 31, 2012
DVB S.E. and ABN AMRO Bank N.V. Second Prepayment Amount		500
Repayment Terms After Second Prepayment		two quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date
Outstanding Amount		41,241
Cyprus Popular Bank Public Co Ltd
Debt Instrument [Line Items]
Debt Instrument Face Amount		80,000
Debt Instrument Issuance Date		Sep 7, 2010
Interest rate		LIBOR plus 275 bps
Outstanding Amount		0
Amount Remaining to be drawn		0
Amendment Date		Sep 7, 2012
Reduced Facility Amount		32,400
CPB Amendment Date		Dec 31, 2012
Eurobank Ergasias S.A. $52.2 million
Debt Instrument [Line Items]
Debt Instrument Face Amount		52,200
Debt Instrument Issuance Date		Oct 26, 2010
Debt Instrument Face Amount Drawn		51,600
Number Of Tranches		2
Amount Per Tranche		26,100
Amount Per Tranche B		25,500
Vessels Partially Financed		two LR1 product tankers
Repayment Start Date		three months after delivery of respective vessel
Repayment Terms		32 quarterly installments of $345 and $337 respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date.
Interest rate		LIBOR plus (i)plus 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps
Outstanding Amount		47,845
Amount Remaining to be drawn		0
Eurobank Ergasias S.A. $52.0 million
Debt Instrument [Line Items]
Debt Instrument Face Amount		52,000
Debt Instrument Issuance Date		Dec 6, 2010
Debt Instrument Face Amount Drawn		46,200
Number Of Tranches		2
Amount Per Tranche		23,100
Vessels Partially Financed		two LR1 product tankers
Repayment Start Date		three months after delivery of respective vessel
Repayment Terms		32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date
Interest rate		LIBOR plus 300 bps
Outstanding Amount		44,670
ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Debt Instrument Face Amount		55,100
Debt Instrument Issuance Date		Jul 8, 2011
Debt Instrument Face Amount Drawn		54,750
Number Of Tranches		2
Amount Per Tranche		27,550
Vessels Partially Financed		two MR2 product tankers
Repayment Start Date		October 1, 2011
Repayment Terms		12 quarterly installments of $745 each and 12 quarterly installments of $571 each with a final balloon payment of $11,576 to be repaid on the last repayment date
Interest rate		LIBOR plus 325 bps
Outstanding Amount		44,317
Outstanding Amount Per Tranche		22,158
DVB Bank S.E.
Debt Instrument [Line Items]
Debt Instrument Face Amount		51,000
Debt Instrument Issuance Date		Dec 7, 2011
Debt Instrument Face Amount Drawn		44,400
Number Of Tranches		2
Amount Per Tranche		22,200
Vessels Partially Financed		two LR1 product tankers
Repayment Start Date		three months after the delivery of the respective vessel
Repayment Terms		28 quarterly installments of $348 each with a final balloon payment of $12,449 to be repaid on the last repayement date
Interest rate		LIBOR plus 270 bps
Outstanding Amount		43,704
Amount Remaining to be drawn		0
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Debt Instrument Face Amount		28,125
Debt Instrument Issuance Date		Dec 29, 2011
Vessels Partially Financed		one MR2 product tanker
Repayment Start Date		three months after the delivery of the vessels
Repayment Terms		32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date
Interest rate		LIBOR plus: (a) up to but not including the Drawdown Date of, 175bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum
Outstanding Amount		24,971
Amount Remaining to be drawn		3,154
DVB Bank SE and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Debt Instrument Face Amount		56,250
Debt Instrument Issuance Date		Dec 29, 2011
Number Of Tranches		2
Amount Per Tranche		28,125
Vessels Partially Financed		two MR2 product tanker
Repayment Start Date		three months after the delivery of the vessels
Repayment Terms		32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date
Interest rate		of LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum
Outstanding Amount		49,943
Amount Remaining to be drawn		6,307
Navios Holdings Credit Facility
Debt Instrument [Line Items]
Debt Instrument Face Amount		40,000
Debt Instrument Issuance Date		Sep 7, 2010
Interest rate		LIBOR plus 300 bps
Outstanding Amount		0
Amount Remaining to be drawn		40,000
Navios Holdings Facility Extended Maturity		2014-12-01
Second Amendment Date Loan With Related Party		Oct 21, 2010
Amendment Date Loan With Related Party		Nov 8, 2011
Arrangement Fee Related Party		$ 400

BORROWINGS - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt Obligations:
June 30, 2014	$ 28,010
June 30, 2015	27,769
June 30, 2016	29,619
June 30, 2017	91,195
June 30, 2018	552,444
June 30, 2019 and thereafter	285,706
Total	$ 1,014,743	$ 992,493

FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Cash and cash equivalents - Book Value	$ 107,800	$ 42,846	$ 42,063	$ 41,300
Cash and cash equivalents - Fair Value	107,800	42,846
Restricted cash - Book Value	12,849	21,163
Restricted cash - Fair Value	12,849	21,163
Accounts receivable - Book Value	6,098	5,103
Accounts receivable, net - Fair Value	6,098	5,103
Accounts payable - Book Value	825	1,277
Accounts payable - Fair Value	825	1,277
Due to related parties, short term - Book Value	561	27,815
Due to related parties short term - Fair Value	561	27,815
Ship mortgage notes and premium - Book Value	506,413	506,593
Ship mortgage notes and premium - Fair Value	511,439	482,275
Other Long-term debt - Book Value	509,743	487,493
Other Long-term debt - Fair Value	509,743	487,493
Loans due to related party - Book Value	0	35,000
Loans due to related party - Fair Value	0	35,000
Due to related parties, long term - Book Value	35,290	57,701
Due to related parties, long term - Fair Value	$ 35,290	$ 57,701

FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 107,800	$ 42,846
Restricted cash	12,849	21,163
Ship mortgage notes and premium	511,439	482,275
Other Long-term debt	509,743	487,493
Due to related parties, long term	35,290	57,701
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	107,800
Restricted cash	12,849
Ship mortgage notes and premium	511,439
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other Long-term debt	509,743
Due to related parties, long term	$ 35,290

TRANSACTIONS WITH RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
The Navios Holdings Credit Facility:
Loan With Related Party	$ 40,000		$ 40,000
Margin Loan with Related Party	LIBOR plus 300 bps		LIBOR plus 300 bps
Amendment Date Loan With Related Party	Nov 8, 2011		Nov 8, 2011
Maturity Date Loan With Related Party	Dec 31, 2014		Dec 31, 2014
Second Amendment Date Loan With Related Party	Oct 21, 2010		Oct 21, 2010
Outstanding Loan Due To Related Party Total	0		0
Related Party Loan Date Fully Repaid	Mar 4, 2013		Mar 4, 2013
Management fees:
Management Agreement Date			May 28, 2010
Daily Management Fee Chemical			6
Daily Management Fee Mr 2			6
Daily Management Fee Lr1			7
Daily Management Fee Vlcc			10
Management Agreement Amendment Date			May 4, 2012
Managment Agreement Current Rates Expiry Date			May 28, 2014
Fixed Dry Dock Special Survey Fee Product Tankers			300
Deferral Payment Drydock			Mar 30, 2012
Deferral Payment Drydock Max Date			Jan 5, 2015
Deferral Drydock Fee Charge			1% per annum over LIBOR
Outstanding Fixed Management Fees Charge			1% per annum over LIBOR
Deferral Management Fees Start Date			Sep 28, 2012
Deferral Management Fees Max Date			Dec 31, 2014
Management fees	15,826	11,102	29,924	22,057
General and administrative expenses:
Administrative Services Agreement Date			May 28, 2010
Administrative Services Agreement Expiration Date			May 28, 2015
Administrative Fees			1,414		976
Balance due to related parties:
Due To Related Parties Total	35,851		35,851		85,516
Due to Navios Holdings and its Subsidiaries, Current	561		561		27,815
Due to Navios Holdings and its Subsidiaries, Noncurrent	$ 35,290		$ 35,290		$ 57,701

COMMITMENTS AND CONTINGENCIES (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
June 30, 2014	$ 187,786
June 30, 2015	117,288
Total	$ 305,074

PREFERRED AND COMMON STOCK (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended
	Feb. 26, 2013	May 21, 2013	Feb. 21, 2013	Feb. 28, 2013	Jun. 30, 2013	Apr. 24, 2013	Feb. 13, 2013	Dec. 31, 2012	Oct. 31, 2012	Aug. 31, 2012
Preferred Stock
Preferred Stock - Shares Authorized					10,000,000			10,000,000
Preferred Stock - Par Value					$ 0.0001			$ 0.0001
Redeemable Convertible Preferred Stock
Series D Convertible Preferred Stock Issuance						300	300		300	300
Series D Convertible Stock Nominal And Fair Value						$ 3,000	$ 3,000		$ 3,000	$ 3,000
Series D Convertible Preferred Stock Dividend Rate Per Annum					6.00%
Series D Convertible Preferred Stock Mandatory Convertion Scheme					30 months after the issuance, at a price per share of common stock equal to $10.00
Series D Convertible Preferred Stock Convertion Scheme at Stockholder's Option					prior to the scheduled maturity date at a price of $7.00 per share of common stock
Series D Convertible Preferred Stock Redemption Scheme					18 months after the issuance, at par payable at up to 12 equal quarterly installments
Preferred Stock - Shares Issued					4,540			4,540
Preferred Stock - Shares Outstanding					4,540			4,540
Series D Convertible Stock - Shares Outstanding					1,200			600
Common Stock
Common Stock - Shares Authorized					250,000,000			250,000,000
Common Stock - Par Value					$ 0.0001			$ 0.0001
Shares Issued Under Offering		32,876,712		35,246,791
Offering Price per Share		$ 3.65		$ 2.85
Gross Proceeds from Issuance of Stock		120,000		100,453
Shares Issued Under Direct Offering	9,825,000	16,438,356	7,719,300
Gross proceeds from Direct Offering Issuance	28,001	60,000	22,000
Shares Issued Under Private Placement	17,702,491	16,438,356
Gross proceeds from Private Placement Issuance	50,452	60,000
Net proceeds from Issuance of Stock		115,432		95,970
Stock Issuance Agents' Costs		4,199		4,018
Stock Issuance Offering Costs		$ 369		$ 465

PREFERRED AND COMMON STOCK (Table) (Details) (Preferred Stock, USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Preferred Stock
Temporary Equity [Line Items]
Begining Balance, shares	600	0
Begining Balance, value	$ 6,000	$ 0
Issuance of preferred stock subject to redemption, shares	600	600
Issuance of preferred stock subject to redemption, value	6,000	6,000
Ending Balance, shares	1,200	600
Ending Balance, value	$ 12,000	$ 6,000

SEGMENT INFORMATION (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
SEGMENT INFORMATION [Abstract]
Asia	$ 39,057	$ 32,022	$ 76,681	$ 63,313
Europe	5,341	3,923	8,828	8,298
United States	2,659	0	5,720	51
Total	$ 47,057	$ 35,945	$ 91,229	$ 71,662

LOSS PER COMMON SHARE (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
LOSS PER COMMON SHARE [Abstract]
Net loss attributable to common stockholders	$ (1,536)	$ (1,928)	$ (801)	$ (2,716)
Dividend declared on preferred shares Series B	(27)	(27)	(54)	(54)
Undistributed loss attributable to Series C participating preferred shares	122	311	34	441
Loss attributable to common stockholders, basic and diluted	$ (1,441)	$ (1,644)	$ (821)	$ (2,329)
Denominator for basic net loss per share weighted average shares	90,215,506	40,517,413	72,143,198	40,517,413
Denominator for diluted net loss per share adjusted weighted average shares	90,215,506	40,517,413	72,143,198	40,517,413
Basic net loss per share	$ (0.02)	$ (0.04)	$ (0.01)	$ (0.06)
Diluted net loss per share	$ (0.02)	$ (0.04)	$ (0.01)	$ (0.06)

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
INCOME TAXES [Abstract]
Greek Tonnage Tax Maximum	$ 100

SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended				0 Months Ended
	Aug. 20, 2013	Jun. 30, 2013	Aug. 12, 2013	Jul. 22, 2013	Jul. 09, 2013	Jul. 09, 2013 Deutsche Bank AG	Aug. 20, 2013 Deutsche Bank AG
Dividend Declared
Dividends Date Declared		Aug 14, 2013
Common Stock Dividends per Share Declared		$ 0.05
Dividend Payable Date To Be Paid		Oct 3, 2013
Dividends Payable Date Of Record		Sep 18, 2013
Nave Celeste Delivery
Nave Celeste Purchase Price			$ 35,350
Nave Universe Delivery
Nave Universe Tonnage				45,313
Nave Universe Hire Rate				15
Nave Universe Profit Sharing				50%
Nave Universe Optional Two Year Hire				16
2007-built MR2 product tanker
MR2 Product Tanker Tonnage					50,922
MR2 Product Tanker Purchase Price					23,225
Debt Instrument [Line Items]
Debt Instrument Face Amount	40,300					48,465
Debt Instrument Issuance Date 1	Aug 20, 2013					Jul 9, 2013
Number Of Tranches	2					3
Amount Per Tranche	20,150					13,935
Amount Per Tranche B	20,150					13,935
Amount Per Tranche C						20,595
Vessels Partially Financed	two chemical tanker vessels					three product tankers
Debt Instrument Face Amount Drawn	0						27,870
Amounts Remaining To Be Drawn	40,300						20,595
Interest rate	LIBOR plus 320 bps
MR Product Tanker Delivery
MR2 Product Tanker Tonnage					49,995
MR2 ProductTanker Hire Rate Copy					14
MR2 Product Tanker Optional Two Year Hire					$ 15